Risk management_Maximum exposure to credit risk of loans and receivables in accordance with IAS 39 by customers (Details)	Jun. 30, 2018 KRW (₩)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Disclosure of credit risk exposure [Line Items]
Total net	₩ 0	$ 0	₩ 267,106,204,000,000
Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			268,936,446,000,000
Loss allowance
Disclosure of credit risk exposure [Line Items]
Total net			1,830,242,000,000
Loans and receivables neither overdue nor impaired | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			265,692,069,000,000
Loans and receivables overdue but not impaired | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			1,007,097,000,000
Impaired loans and receivables | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			2,237,280,000,000
Korean treasury and government agencies
Disclosure of credit risk exposure [Line Items]
Total net	0		8,823,584,000,000
Korean treasury and government agencies | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			8,825,775,000,000
Korean treasury and government agencies | Loss allowance
Disclosure of credit risk exposure [Line Items]
Total net			2,191,000,000
Korean treasury and government agencies | Loans and receivables neither overdue nor impaired | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			8,825,767,000,000
Korean treasury and government agencies | Loans and receivables overdue but not impaired | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			8,000,000
Korean treasury and government agencies | Impaired loans and receivables | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			0
Banks
Disclosure of credit risk exposure [Line Items]
Total net	0		26,845,309,000,000
Banks | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			26,861,286,000,000
Banks | Loss allowance
Disclosure of credit risk exposure [Line Items]
Total net			15,977,000,000
Banks | Loans and receivables neither overdue nor impaired | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			26,861,286,000,000
Banks | Loans and receivables overdue but not impaired | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			0
Banks | Impaired loans and receivables | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			0
Corporates
Disclosure of credit risk exposure [Line Items]
Total net	0		90,570,551,000,000
Corporates | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			91,947,571,000,000
Corporates | Loss allowance
Disclosure of credit risk exposure [Line Items]
Total net			1,377,020,000,000
Corporates | Loans and receivables neither overdue nor impaired | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			90,118,609,000,000
Corporates | Loans and receivables overdue but not impaired | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			128,683,000,000
Corporates | Impaired loans and receivables | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			1,700,279,000,000
General business
Disclosure of credit risk exposure [Line Items]
Total net			50,852,126,000,000
General business | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			51,930,859,000,000
General business | Loss allowance
Disclosure of credit risk exposure [Line Items]
Total net			1,078,733,000,000
General business | Loans and receivables neither overdue nor impaired | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			50,463,112,000,000
General business | Loans and receivables overdue but not impaired | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			65,616,000,000
General business | Impaired loans and receivables | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			1,402,131,000,000
Small and medium sized enterprise
Disclosure of credit risk exposure [Line Items]
Total net			34,154,883,000,000
Small and medium sized enterprise | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			34,422,045,000,000
Small and medium sized enterprise | Loss allowance
Disclosure of credit risk exposure [Line Items]
Total net			267,162,000,000
Small and medium sized enterprise | Loans and receivables neither overdue nor impaired | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			34,107,547,000,000
Small and medium sized enterprise | Loans and receivables overdue but not impaired | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			63,067,000,000
Small and medium sized enterprise | Impaired loans and receivables | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			251,431,000,000
Project financing and others
Disclosure of credit risk exposure [Line Items]
Total net			5,563,542,000,000
Project financing and others | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			5,594,667,000,000
Project financing and others | Loss allowance
Disclosure of credit risk exposure [Line Items]
Total net			31,125,000,000
Project financing and others | Loans and receivables neither overdue nor impaired | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			5,547,950,000,000
Project financing and others | Loans and receivables overdue but not impaired | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			0
Project financing and others | Impaired loans and receivables | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			46,717,000,000
Consumers
Disclosure of credit risk exposure [Line Items]
Total net	₩ 0		140,866,760,000,000
Consumers | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			141,301,814,000,000
Consumers | Loss allowance
Disclosure of credit risk exposure [Line Items]
Total net			435,054,000,000
Consumers | Loans and receivables neither overdue nor impaired | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			139,886,407,000,000
Consumers | Loans and receivables overdue but not impaired | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			878,406,000,000
Consumers | Impaired loans and receivables | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total net			₩ 537,001,000,000